August 23, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Aberdeen Funds
Securities Act File No. 333-146680
Investment Company Act File No. 811-22132

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Aberdeen Funds (the “Trust”), hereby certifies that the definitive forms of Prospectus and Statement of Additional Information for Aberdeen U.S. Equity I Fund and Aberdeen U.S. Equity II Fund, dated August 15, 2011, do not differ from the forms of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 39 to the Registration Statement of the Trust (the “Amendment”) electronically filed with the Securities and Exchange Commission on August 12, 2011 and declared effective on August 15, 2011.

Sincerely,

/s/ Lucia Sitar
Lucia Sitar

Aberdeen Asset Management Inc

1735 Market Street, 32nd floor, Philadelphia PA 19103

Telephone: (215) 405-5700

Aberdeen Asset Management Inc is an Investment Adviser registered with the US Securities and Exchange Commission under the Investment Advisers Act of 1940.  Member of Aberdeen Asset Management Group of Companies. “Aberdeen” is a U.S. Registered service mark of Aberdeen Asset Management PLC.